PROPERTY AND EQUIPMENT	12 Months Ended
Dec. 31, 2025
Disclosure of detailed information about property, plant and equipment [abstract]
PROPERTY AND EQUIPMENT

NOTE 7 – PROPERTY AND EQUIPMENT

Property and equipment consisted of the following:

	Computers & Equipment	Vehicles	Furniture & Equipment	Total

Costs
Balance, January 1, 2024	34,164	171,633	32,614	238,411
Additions	-	-	-	-
Impairments	-	-	-	-
Translation differences	2,448	13,788	2,621	18,857
Balance, December 31, 2024	36,612	185,421	35,235	257,268
Additions	1,330	-	-	1,330

Impairments	-	-	-	-
Translation differences	3,021	16,563	3,147	22,731
Balance, December 31, 2025	$40,963	$201,984	$38,382	$281,329

Accumulated depreciation
Balance as of January 1, 2024	28,321	170,073	30,492	228,886
Depreciation	3,204	1,582	584	5,370
Translation differences	2,299	13,766	2,488	18,553
Balance, December 31, 2024	33,824	185,421	33,564	252,809
Depreciation	2,633	-	603	3,236

Translation differences	2,882	16,563	3,034	22,479
Balance, December 31, 2025	$39,339	$201,984	$37,201	$278,524
Net book value
At December 31, 2024	$2,788	$-	$1,671	$4,459
At December 31, 2025	$1,624	$-	$1,181	$2,805

During the year ended December 31, 2025, depreciation of $1,654 (2024 - $1,184) related to computers and equipment is included in cost of revenue.